SHARE-BASED COMPENSATION (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares
Balance, January 1, 2016	684,570	974,570	1,479,494	2,170,043
Granted		60,000	23,076	556,200
Cancelled / Forfeited		(350,000)	(528,000)	(1,246,749)
Ending Balance		684,570	974,570	1,479,494
Vested and exercisable at September 30, 2016		654,570
Share Based Compensation Arrangement By Share Based Payment Award Options Weighted Average Remaining Contractual Term [Abstract]
Balance, September 30, 2016		4 years 2 months 12 days
Vested and exercisable at September 30, 2016		4 years 1 month 6 days
Stock Options | Price Range $1.24 - $3.74
Number of Shares
Balance, January 1, 2016	684,570
Granted
Cancelled / Forfeited	(10,000)
Ending Balance	674,570	684,570
Vested and exercisable at September 30, 2016	664,570
Price Range
Lower limit	$ 1.24
Upper Limit	3.74
Cancelled / Forfeited	1.24
Lower limit, vested and exercisable at September 30, 2016	1.24
Upper limit, vested and exercisable at September 30, 2016	$ 3.74
Share Based Compensation Arrangement By Share Based Payment Award Options Weighted Average Remaining Contractual Term [Abstract]
Balance, September 30, 2016	3 years 4 months 24 days
Vested and exercisable at September 30, 2016	3 years 3 months 18 days
Aggregate Intrinsic Value
Balance, September 30, 2016
Vested and exercisable at September 30, 2016